(LOSS) EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to Class A and Class B ordinary shareholders for basic and diluted earnings per share	¥ 83,520	$ 12,109	¥ (474,547)	¥ (766,643)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	54,657,222	54,657,222	56,260,925	54,341,213
Dilutive effect of outstanding share options	3,073,450	3,073,450
Denominator for diluted (loss) earnings per share	57,730,672	57,730,672	56,260,925	54,341,213
Basic (loss) earnings per ADS | (per share)	¥ 7.64	$ 1.11	¥ (42.17)	¥ (70.54)
Diluted (loss) earnings per ADS | (per share)	¥ 7.23	$ 1.05	¥ (42.17)	¥ (70.54)